SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Option outstanding, beginning balance	4,444,068	4,728,893
Weighted average exercise price. beginning balance	$ 2.40	$ 2.28
Weighted average remaining contractual term, beginning balance	6 years	6 years 9 months 18 days
Aggregate intrinsic value, beginning balance	$ 10,207,306	$ 1,817,383
Option outstanding, granted	2,291,000	0
Weighted average exercise price, granted	$ 3.86
Aggregate intrinsic value, granted	$ 46,515
Option Outstanding, Exercised		(284,825)
Weighted average exercise price, exercised		$ 0.91
Aggregate intrinsic value, ending exercisable		$ 472,453
Option outstanding, Expired or Forfeited
Weighted Average Exercise Price Per Share, Cancelled or Forfeited
Aggregate Intrinsic Value, Expired/Forfeited
Option outstanding, ending balance	6,735,068	4,444,068
Weighted average exercise price, ending balance	$ 2.90	$ 2.40
Weighted average remaining contractual term, ending balance	6 years 10 months 28 days	6 years
Aggregate intrinsic value, ending balance	$ 46,515	$ 10,207,306
Option Outstanding, Options Exercisable Ending Balance	5,619,542	4,337,971
Weighted Average Exercise Price Per Share, Options Exercisable Ending Balance	$ 3.11	$ 2.38
Weighted average remaining contractual term, exercisable	6 years 4 months 13 days	5 years 10 months 24 days
Aggregate Intrinsic Value, Options Exercisable Ending Balance		$ 10,055,725
Option vested or expected to vest	6,735,068	4,444,068
Weighted average exercise price, vested or expected to vest	$ 2.90	$ 2.40
Weighted average remaining contractual term in years, Vested and expected to vest	6 years 10 months 28 days	6 years
Aggregate intrinsic value, vested or expected to vest	$ 46,515	$ 10,207,306
Weighted average remaining contractual term, grants	7 years 7 months 17 days
Option outstanding, exercised		284,825
Weighted average exercise price, expired / forfeited
Option, exercisable	5,619,542	4,337,971
Weighted average exercise price, exercisable	$ 3.11	$ 2.38